Intangible Assets - Additional Information (Detail) kr in Millions, Mobile_subscriptions in Billions, Device in Billions	12 Months Ended
	Dec. 31, 2025 Mobile_subscriptions Device	Dec. 31, 2020 SEK (kr) Mobile_subscriptions Device	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 34,945	kr 31,200	kr 30,035
Write down of goodwill				275
2020-2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated increase in mobile data traffic volume		4
Smartphone traffic growth		4
Percentage of estimated increase in mobile video traffic		30.00%
Percentage of estimated increase in mobile data traffic		75.00%
2021-2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
After-tax discount rate		8.00%	8.10%
Nominal annual growth rate		1.00%	1.00%
2021-2025 [member] | CGU Emodo [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate for CGU		12.00%
Description of discount factor effects in impairment test		If the discount factor in the impairment test would have been increased by four percentage points to 16% no head room would remain.
Percentage of discount rate affects to impairment test		16.00%
Carrying amount of CGU		kr 400
Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	36.0
Mobile Subscriptions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		7.9
Mobile Subscriptions | Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	8.6
Smart phone [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions		7.3
5G subscriptions [member] | Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated number of global mobile subscriptions | Mobile_subscriptions	2.8
Networks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 24,100	kr 26,500
Networks [member] | Research and development expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of portfolio antenna and filter business		100
Digital services [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		3,000	3,300
Digital services [member] | Research and development expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of capitalized development expenses			40	300
Emerging business and other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		7,800	1,400
Emerging business and other [member] | Selling and administrative expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Write down of goodwill			kr 20
Emerging business and other [member] | Other operating expenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill				0
Write down of goodwill				kr 300
Emerging business and other [member] | Cradlepoint [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		kr 6,500
Internet of things [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device		1.7
Internet of things [member] | Subscription by 2025 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of connected devices are forecasted | Device	25.0
Number of connected devices are forecasted | Device	5.2